Document and Entity Information	9 Months Ended
Sep. 29, 2012
Document and Entity Information
Entity Registrant Name	Fifth & Pacific Companies, Inc.
Entity Central Index Key	0000352363
Document Type	8-K
Document Period End Date	Sep. 29, 2012
Amendment Flag	false